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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22647

PRIVATE ADVISORS ALTERNATIVE STRATEGIES FUND

(Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.

169 Lackawanna Avenue

Parsippany, New Jersey 07054

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 624-6782

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Item 1.	Reports to Stockholders.

Private Advisors

Alternative Strategies Fund

Message from the President and Semiannual Report

Unaudited  |  September 30, 2015

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Message from the President

The U.S. economic growth rate fluctuated during the six months ended September 30, 2015. Looking back, the U.S. Department of Commerce reported that first quarter 2015 U.S. gross domestic product (“GDP”) growth was 0.6%. During the reporting period, the economy then expanded at a relatively brisk pace, as second quarter GDP growth was 3.9%. This increase was partially attributed to an upturn in consumer spending. However, the U.S. economy then lost some traction, as the initial reading for third quarter 2015 GDP growth—released after the reporting period ended—was 1.5%.

While there was speculation that the U.S. Federal Reserve would begin raising interest rates, it maintained the federal funds target rate in a range of 0.0% to 0.25% during the reporting period. At its meeting in September 2015, the central bank said that it “… continues to see the risks to the outlook for economic activity and the labor market as nearly balanced but is monitoring developments abroad.”1 Given the uncertainties surrounding future monetary policy, along with concerns over growth in China and numerous geopolitical issues, the financial markets experienced several periods of heightened volatility and investor risk aversion. Against this backdrop, the U.S. stock market, as measured by the S&P 500® Index,2 declined 6.18% for the six months ended September 30, 2015. Over the same period, the U.S. bond market, as measured by the Barclays U.S. Aggregate Bond Index,2 declined 0.47%.

On the following pages we present the semiannual report for Private Advisors Alternative Strategies Fund. The report contains information about the markets, hedge funds and activity that affected the Fund during the reporting period.

On a final note, on November 2, 2015, the Fund’s Board of Trustees, upon the recommendation of the Fund’s investment manager, New York Life Investment Management LLC, and upon careful consideration, approved a proposal to liquidate the Fund pursuant to the terms of a plan of liquidation. Additional information regarding this decision and details regarding the liquidation can be found in the prospectus supplement dated November 3, 2015.

Sincerely,

Stephen P. Fisher

President

1.	Source: www.federalreserve.gov/newsevents.
2.	See page 5 for more information on this index.

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.

Not part of the Semiannual Report

Certain material in this report may include statements that constitute “forward-looking” statements under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates and information about possible future results or events related to the Funds, market or regulatory developments. The views expressed herein are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause the actual outcomes and results to differ materially from the views expressed herein. The views expressed herein are subject to change at any time based upon economic, market, or other conditions and the Funds undertake no obligation to update the views expressed herein.

Fund Data1 (Unaudited)

Performance data quoted represents past performance. Past performance is no guarantee of future results. Because of market volatility, current performance may be lower or higher than the figures shown. Investment return and principal value will fluctuate, and as a result, when shares are redeemed, they may be worth more or less than their original cost. For performance information current to the most recent month-end, please visit mainstayinvestments.com/privateadvisors or call 1-888-207-6176.

Average Annual Total Returns for the Period Ended September 30, 2015

Fund	Sales Charge		Six Months	One Year	Since Inception	Gross Expense Ratio[2]
Private Advisors Alternative Strategies Fund	Maximum 3% Initial Sales Charge	With sales charges Excluding sales charges	–6.67 –3.78%	–4.75 –1.80%	1.89 2.80%	8.41 8.41%
Private Advisors Alternative Strategies Master Fund	No Sales Charge		–3.42	–1.07	3.53	5.80

Benchmark Performance	Six Months	One Year	Since Inception
HFRI Fund of Funds Diversified Index[3]	–3.32%	0.24%	3.94%
S&P 500® Index[4]	–6.18	–0.61	12.12
Barclays U.S. Aggregate Bond Index[5]	–0.47	2.94	2.25

Strategy Allocations as of September 30, 2015 (Unaudited)

Top Ten Holdings as of September 30, 2015 (Unaudited)

1.	SRS Partners, Ltd.

2.	Adelphi Europe Fund (The)

3.	HBK Multi-Strategy Offshore Fund, Ltd.

4.	Pelham Long/Short Fund, Ltd.

5.	Sheffield International Partners, Ltd.
6.	LionEye Offshore Fund, Ltd.

7.	Archer Capital Offshore Fund, Ltd.

8.	One William Street Capital Offshore Fund, Ltd.

9.	Miura Global Fund, Ltd.

10.	Fir Tree International Value Fund II, Ltd.

1.	The performance table does not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect the maximum applicable sales charge as indicated in the table above, changes in share price, and reinvestment of dividend and capital gain distributions. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2.	The gross expense ratios presented reflect the Fund’s “Total Annual Fund Operating Expenses” from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3.	The HFRI Fund of Funds Diversified Index is a non-investable product of diversified fund of funds. The index is weighted (fund weighted) with an inception of January 1990. An investment cannot be made directly in an index.
4.

“S&P 500®” is a trademark of the McGraw-Hill Companies, Inc. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.

5.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasurys, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.

Private Advisors Funds	5

Portfolio Management Discussion and Analysis (Unaudited)

For the six months ended September 30, 2015, Private Advisors Alternative Strategies Master Fund (“Master Fund”) returned –3.42%. Private Advisors Alternative Strategies Fund (“Feeder Fund”) returned –3.78%, excluding all sales charges. See page 5 for Feeder Fund returns with applicable sales charges. The Master Fund and the Feeder Fund are collectively referred to herein as “Funds.” The Funds underperformed the –3.32% return of the HFRI Fund of Funds Diversified Index1 and the –0.47% return of the Barclays U.S. Aggregate Bond Index1 during the reporting period. The Funds outperformed the –6.18% return of the S&P 500® Index1 during the reporting period.

The Private Advisors Alternative Strategies Fund is a “feeder” fund in what is known in the investment company industry as a master-feeder structure. The Feeder Fund invests substantially all of its assets, net of reserves maintained for reasonably anticipated expenses, in the Master Fund. The Master Fund, which has the same investment objective as the Feeder Fund, seeks to achieve its investment objective by investing principally in private investment funds or “hedge funds” managed by third-party portfolio managers who employ diverse styles and strategies.

Fund Performance

The Master Fund had a loss of 3.42% versus a loss of 3.32% for the HFRI Fund of Funds Diversified Index for the six-month reporting period ended September 30, 2015. The Master Fund outperformed the S&P 500® Index for the reporting period and also in four of the five months when the S&P 500® Index was negative. The Master Fund’s allocations to global long/short equity and volatility arbitrage strategies contributed positively to performance for the six-month reporting period. U.S. and European long/short equity and event equity strategies were the largest detractors from the Master Fund’s performance during the reporting period.

Market Summary

Equities

Equity markets were volatile during the six-month reporting period with three negative months and three positive months of performance. August accounted for the majority of downside volatility as the S&P 500® Index generated a loss of 6.0% for the month. The S&P 500® Index generated a loss of 6.18% over the six-month reporting period but outperformed non-U.S. developed equity markets, as the MSCI EAFE® Index2 lost

9.43% for the six-month reporting period. U.S equity markets stumbled at the end of the second quarter despite positive performance in both April and May. Although downside volatility increased in June, positive signs of renewed economic strength in the U.S. were driven by increased consumer spending, which has been supported by lower energy prices. Both the Shanghai and Shenzhen markets, which had been among the top performing global markets in 2015, crashed in June. After the collapse of China’s stock market, the subsequent devaluation of its currency put significant pressure on commodity prices and emerging markets. Volatility also spread to the U.S. and other developed markets into the third quarter, as uncertainty increased around China’s ability to stabilize its economy. As a result of broader economic conditions, the U.S. Federal Reserve kept rates unchanged in September, which left investors feeling more uneasy. European markets were more severely rattled by the continuing financial turmoil in China, the world’s second largest economy and the biggest importer of goods and commodities in the world. Despite more signs of economic recovery in Euro zone countries, the potential impact of a slump in global trade outweighed those positives during the quarter. Emerging markets suffered the most as the MSCI Emerging Markets Index3 lost 17.11% during the six-month reporting period.

Fixed Income

The Barclays U.S. Aggregate Bond Index was down 0.47% for the six-month reporting period ending September 30, 2015. Fixed-income performance was negative in the first three months of the reporting period as the Barclays U.S Aggregate Bond Index lost 1.7% in the second quarter, its worst quarterly return in almost two years. The third quarter highlighted a flight to safety as Treasuries and investment-grade bonds were the only bright spots. Investment-grade credit outperformed high yield during the six-month reporting period, but remained in negative territory. The BofA Merrill Lynch U.S. Corporate Index4 was down 2.3%, while the BofA Merrill Lynch High Yield Master II Index5 lost 4.95%. The 10-Year Treasury yield finished September at 2.1%, up from 1.9% at the end of March. Lower quality credit performed the worst as the BofA Merrill Lynch CCC & Lower U.S. High Yield Index6 was down 8.76% for the six months ending September 30, 2015.

1.	See page 5 for more information on this index.
2.	The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. An investment cannot be made directly in an index.
3.	The MSCI Emerging Markets Index is a free float-adjusted market-capitalization index that is designed to measure equity market performance in the global emerging markets. An investment cannot be made directly in an index.
4.	The BofA Merrill Lynch U.S. Corporate Index is an unmanaged index comprised of U.S. dollar-denominated investment-grade corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining term to final maturity. An investment cannot be made directly in an index.
5.	The BofA Merrill Lynch High Yield Master II Index monitors the performance of below investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. An investment cannot be made directly in an index.
6.	The BofA Merrill Lynch CCC & Lower U.S. High Yield Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market including all securities rated CCC or lower. An investment cannot be made directly in an index.

6	Private Advisors Funds

Contributors & Detractors

Overall, the Master Fund’s long/short equity managers had negative performance during the six-month reporting period. Despite a strong second quarter, long/short equity strategies generated negative performance in the third quarter as global equity markets suffered their worst quarterly losses since 2011. North Run Offshore Partners, Impala Fund and LAE Fund were the primary detractors from Fund performance during the reporting period. While North Run had positive performance in the third quarter, its long book was much larger and had a value-oriented focus, which was detrimental to overall results. North Run continues to have a high level of conviction in the undervaluation of its long portfolio. LAE Fund added to its long book in the third quarter, which was down considerably during the equity market sell-off in August and September. On a positive note, SRS Partners and Marianas Fund had positive performance during the six-month reporting period. Marianas was able to generate a positive return primarily due to its short portfolio, which more than offset losses in its long portfolio.

Event driven strategies faced some of the biggest headwinds during the third quarter, as did the performance of our event driven managers and the performance of the HFRI Event Driven (Total) Index.7 Losses for the six-month reporting period were driven primarily by event equity managers Luxor Capital Partners Offshore and LionEye Offshore Fund, both of which had negative performance for the six-month reporting period. Luxor was one of the largest detractors from Fund performance during the reporting period as its losses were spread across various positions including, among others: (i) exposure to a financial services company that suffered from weak execution, and continues to struggle from negative earnings expectations related to regulatory changes and (ii) a position in a specialty retailer that increased retail sales but declined in price due to concern over its lending business. LionEye was also a detractor with losses in a number of its positions that have not performed as expected given market conditions. One of the largest losses was in a retail company that has performed well but has sold off based on post-merger integration concerns. LionEye believed the investment theses for all of its positions remained intact (with the exception of one which was sold). Despite the rather challenging environment, our event equity managers believed that valuations during the reporting period represented one of the most compelling entry points they have seen in years. Instead of hiding amid the volatility, they were looking to take advantage by adding to existing positions or initiating new positions when they found compelling value.

Portfolio Activity

The Master Fund added three new managers and exited two managers during the six-month reporting period.

In May, the Master Fund initiated a position with volatility arbitrage manager Argentière Fund. Argentière was founded and is led by Deepak Gulati. Prior to founding the Argentière, Mr. Gulati was the head of JPMorgan’s Global Equities Proprietary Trading Group. The Argentière team consists almost entirely of traders who worked directly for Mr. Gulati at JPMorgan, so there is a high degree of team continuity and familiarity. Argentière is primarily a volatility arbitrage strategy; however, the fund will dynamically allocate capital to event driven strategies, and statistical arbitrage. We believe the fund should serve as a diversifier and should outperform during periods of market stress.

In June, the Master Fund initiated a position with long/short equity manager Marianas Fund. Marianas is a global long/short equity hedge fund managed by Will Snellings, formerly a portfolio manager with Ospraie Management, LLC. Mr. Snellings has expertise and a proven track record investing in long/short equity and commodities. Marianas has a bottom-up, fundamental research-intensive investment process and is focused primarily on investing in industries where they have a particular expertise including industrials, consumer, commodities and energy. The portfolio manager also has a proven track record of generating profits through short selling. Marianas offers differentiated exposure and attractive fees.

In August, the Master Fund initiated a position with event driven multi-strategy manager Empyrean Capital Overseas Fund. Amos Meron, Chief Investment Officer of Empyrean, has 25 years of experience investing across the capital structure with an expertise in hard catalyst, event driven situations. The firm’s three portfolio managers have cross capital structure expertise. Empyrean identifies investment ideas (preferably highly complex situations) through a comprehensive research process that combines a probability-weighted event framework with fundamental company and sector analysis. The firm’s focus on avoiding crowded trades and limiting market beta should produce uncorrelated returns.

The Master Fund redeemed from long/short equity manager Hoplite Offshore Fund at the end of June, in order to reinvest capital in more compelling risk/reward opportunities. The Master Fund also redeemed from event equity manager Mason Capital at the end of April in order to reallocate capital to more attractive opportunities.

Outlook

We are disappointed with the Funds’ results for the reporting period but believe that the underlying funds served their purpose in mitigating the sharp drawdowns that global risk assets incurred during the reporting period. While we have allocated to strategies that have a low correlation to the broad markets,

Private Advisors Funds	7
7.	The HFRI Event Driven (Total) Index is an unmanaged index of security types that can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities. Event driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses are typically predicated on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure. An investment cannot be made directly in an index.

there will always be degrees of sensitivity to global economic pressures, and no investment strategies are immune to all factors. For this reason, our portfolios are also diversified by managers with differentiated views and exposures. Our primary objective is to minimize losses in difficult markets so that we may allocate capital more opportunistically as opportunities arise. We are not reaching for yield in areas where we believe the risk is too high, even if that means sacrificing some upside. We have always sought to avoid managers that trade in overly crowded areas of the market or in overly crowded names. We have great confidence in our strategy and have not deviated from our investment principles when markets react violently to short-term news.

Thank you for your continued support.

Tim Berry

Portfolio Manager

Charles Honey

Portfolio Manager

8	Private Advisors Funds

Private Advisors Alternative Strategies Fund

Statement of Assets and Liabilities as of September 30, 2015 (Unaudited)

Assets
Investment in Private Advisors Alternative Strategies Master Fund, at fair value (22,896.868 Shares) (identified cost $24,131,382)	$22,889,717
Cash	30,418
Due from Master Fund	290,367
Due from Manager (See Note 4)	35,037
Prepaid assets	18,978

Total assets	23,264,517

Liabilities
Redemptions payable	290,367
Subscriptions received in advance	50,000
Accrued expenses and other liabilities	62,174

Total liabilities	402,541

Net Assets	$22,861,976

Composition of Net Assets:
Paid-in capital	$24,311,376
Accumulated net investment income (loss)	(136,046)
Accumulated net realized gain (loss) on investments	(71,689)
Net unrealized appreciation (depreciation) on investments	(1,241,665)

Net Assets	$22,861,976

Net Asset Value Per Share:
22,903.96 Shares issued and outstanding, par value $0.001 per share 250,000 registered shares of beneficial interest	$998.17

Maximum Offering Price Per Share:
($998.17 plus sales load of up to 3% of net asset value per share)	$1,028.12

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	Private Advisors Alternative Strategies Fund	9

Private Advisors Alternative Strategies Fund

Statement of Operations for the six months ended September 30, 2015 (Unaudited)

Expenses
Management Fee (see Note 4)	$135,777
Shareholder Service fees (see Note 4)	104,953
Professional fees	27,401
Transfer agent fees	16,983
Insurance fees	14,460
Registration	12,678
Shareholder communication	9,285
Administration fees	8,750
Trustees	654
Miscellaneous	2,994

Total expenses before waiver/reimbursement	333,935
Expense waiver/reimbursement from Manager	(241,329)

Net expenses	92,606

Net investment income (loss)	(92,606)

Net realized and unrealized gain (loss) on investments
Net realized gain (loss) on its investment in the Private Advisors Alternative Strategies Master Fund	(61,195)
Net change in unrealized appreciation (depreciation) on its investment in Private Advisors Alternative Strategies Master Fund	(746,981)

Net realized and unrealized gain (loss) on investments	(808,176)

Net increase (decrease) in net assets resulting from operations	$(900,782)

10	Private Advisors Alternative Strategies Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Private Advisors Alternative Strategies Fund

Statement of Changes in Net Assets (Unaudited)

	Six months ended September 30, 2015	Year ended March 31, 2015
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(92,606)	$328,056
Net realized gain (loss) on investments	(61,195)	(5,628)
Net change in unrealized appreciation (depreciation) on investments	(746,981)	(113,992)

Net increase (decrease) in net assets resulting from operations	(900,782)	208,436

Distributions to Shareholders from:
Net investment income	—	(344,502)
Net realized gain	—	(8,283)

	—	(352,785)

Capital share transactions:
Subscriptions (representing 47.58 and 7,712.40 Shares)	50,000	8,008,590
Redemptions (representing 1,787.64 and 943.10 Shares)	(1,853,361)	(967,650)
Distributions reinvested (representing 339.32 Shares)	—	345,424

Net increase (decrease) in net assets derived from capital share transactions	(1,803,361)	7,386,364

Net increase (decrease) in net assets	(2,704,143)	7,242,015
Net assets, beginning of year/period (representing 24,644.02 and 17,535.40 Shares)	25,566,119	18,324,104

Net assets, end of year/period (representing 22,903.96 and 24,644.02 Shares)	$22,861,976	$25,566,119

Distributions in excess of net investment income at end of year	$(136,046)	$(43,440)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	Private Advisors Alternative Strategies Fund	11

Private Advisors Alternative Strategies Fund

Statement of Cash Flows for the six months ended September 30, 2015 (Unaudited)

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(900,782)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchase of investment in Private Advisors Alternative Strategies Master Fund	(15,000)
Proceeds from sale of investment in the Private Advisors Alternative Strategies Master Fund	1,853,361
Net realized (gain) loss on investments	61,195
Net change in unrealized (appreciation) depreciation on investments	746,981
Changes in operating assets and liabilities:
Due from Master Fund	7,395
Due from Manager	(6,965)
Prepaid assets	19,204
Accrued expenses and other liabilities	(2,434)

Net cash provided by (used in) operating activities	1,762,955

Cash flows from financing activities
Subscriptions, net of subscriptions received in advance	100,000
Redemptions, net of redemptions payable	(1,860,756)

Net cash provided by (used in) financing activities	(1,760,756)

Net increase (decrease) in cash	2,199
Cash, beginning of period	28,219

Cash, end of period	$30,418

12	Private Advisors Alternative Strategies Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Private Advisors Alternative Strategies Fund

Financial Highlights selected per share data and ratios (Unaudited)

	Six months ended September 30,		Year ended March 31,		May 1, 2012 (commencement of operations) through March 31,
	2015		2015	2014	2013
Per Share operating performance:
Net asset value at beginning of year/period	$1,037.42		$1,044.98	$1,061.34	$1,000.00
Net investment income (loss) (a)	(3.90)		14.47	113.06	(0.85)
Net realized and unrealized gain (loss) on investments	(35.35)		(7.81)	(46.70)	67.51

Net increase (decrease) resulting from operations	(39.25)		6.66	66.36	66.66

Distributions paid from:
Net investment income	—		(13.89)	(82.72)	(5.32)
Net realized gain on investment	—		(0.33)	—	—

	—		(14.22)	(82.72)	(5.32)

Net asset value at end of year/period	$998.17		$1,037.42	$1,044.98	$1,061.34

Total investment return (b)	(3.78	%)(c)	0.66%	6.37%	6.69	% (c)
Ratios (to average net assets)/Supplemental Data
Net investment income (loss) (d)	(0.75	%)††	1.40%	10.62%	(0.09	%)††
Net expenses (e)	2.25	% ††	2.25%	2.25%	2.25	% ††
Expenses (before waiver/reimbursement) (e)	4.22	% ††	4.35%	5.30%	50.97	% ††
Portfolio turnover rate (f)	8%		9%	10%	0	% (g)
Net assets at end of year/period (in 000’s)	$22,862		$25,566	$18,324	$1,385

††	Annualized.
(a)	Per share data based on average shares outstanding during the year/period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	Total investment return is not annualized.
(d)	Ratio includes income and expenses of the Master Fund.
(e)	Ratio includes indirect expenses of the Master Fund, after waivers and reimbursements of Master Fund expenses. Without such waivers and reimbursements, the ratio would have been 4.43%, 4.59%, 5.92% and 52.31%, for the period ending September 30, 2015 and the periods ending March 31, 2015, 2014 and 2013, respectively.
(f)	The portfolio turnover rate reflects the investment activities of the Master Fund.
(g)	Portfolio turnover was calculated at 0.00% as a result of no securities sold during the year from May 1, 2012 (commencement of operations) through March 31, 2013.

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s ratios and total return may vary from these due to the timing of capital share transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	Private Advisors Alternative Strategies Fund	13

Notes to Private Advisors Alternative Strategies Fund’s

Financial Statements (Unaudited)

1.  Organization and Business

Private Advisors Alternative Strategies Fund (the “Feeder Fund”) was organized on December 15, 2011 as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust (“Declaration of Trust”) dated December 14, 2011 and amended and restated June 4, 2015. The Feeder Fund is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Feeder Fund commenced investment operations on May 1, 2012 (“Commencement of Operations”).

The Feeder Fund is a “Feeder” fund within what is known in the investment company industry as a “master-feeder” structure. Within this structure, the Feeder Fund invests substantially all of its assets, net of reserves maintained for reasonably anticipated expenses, in another closed-end, non-diversified management investment company, Private Advisors Alternative Strategies Master Fund (the “Master Fund,” and together with the Feeder Fund, the “Funds”).

The investment objective of the Master Fund, which has the same investment objective as the Feeder Fund, is to seek long-term capital appreciation above equity returns over a full market cycle with volatility that is lower than that of the equity market and returns that demonstrate a low correlation to both traditional equity and fixed income markets. The Master Fund seeks to achieve this investment objective by investing principally in private investment funds or “hedge funds” managed by third-party portfolio managers (“Portfolio Managers”) who employ diverse styles and strategies (“Hedge Funds”). The Master Fund generally seeks to invest in Hedge Funds managed by Portfolio Managers who have proven investment management experience and who invest in the Hedge Funds they manage alongside their client capital. The investment strategies employed by the Portfolio Managers selected may include, among others, credit, convertible arbitrage event-driven, distressed debt, global macro, income, long/short credit and equity, and relative value/arbitrage strategies (please see the Funds’ prospectuses for more information on strategies employed by the Portfolio Managers).

As of September 30, 2015, the Feeder Fund represented $22,889,717 or 34.27% of the Master Fund’s net assets. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Feeder Fund’s financial statements.

New York Life Investment Management LLC (“New York Life Investments” or the “Manager”), a Delaware limited liability company, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (“Advisers Act”), and serves as the Funds’ investment manager. New York Life Investments has in turn delegated its portfolio management responsibilities to Private Advisors LLC, a Virginia limited liability company, (“Private Advisors”), which serves as the Funds’ subadvisor (together with New York Life Investments, the “Advisors”). Private Advisors is an affiliate of New York Life Investment Management Holdings LLC. Subject to policies adopted by the Funds’ Board of Trustees (“Board”), Private Advisors, among other things, (i) manages the day-to-day investment operations of the Funds, (ii) seeks investment opportunities for the Funds, and (iii) monitors the performance of and makes investment and trading decisions with respect to the Funds’ investment portfolio.

Private Advisors is subject to supervision by the Manager in its management of the Funds. The Board has overall responsibility for oversight of the Funds. The Board has elected two individuals to serve on the Advisory Board. The Advisory Board assists the Board in a non-voting capacity in the Board’s oversight of the Funds. A majority of the Trustees are “Independent Trustees” who are not “interested persons” (as defined by the 1940 Act) of the Funds.

2.  Significant Accounting Policies

The Feeder Fund prepares its financial statements, which are expressed in U.S. dollars, in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and follows significant accounting policies described below.

Management has determined that the Feeder Fund is an investment company in accordance with Accounting Standards Codification Topic 946, Investment Companies, for the purpose of financial reporting.

Investment in the Fund

NYLIFE Distributors LLC (“Distributor”), an affiliate of the Advisors, acts as the distributor of the Feeder Fund’s shares of beneficial interest (“Shares”). The Distributor may enter into selected dealer arrangements with various brokers, dealers, banks and other financial intermediaries (“Financial Intermediaries”) to sell Shares.

Although Shares are registered under the Securities Act of 1933, as amended (“Securities Act”), investments in the Feeder Fund generally may be made only by investors that satisfy the definition of “accredited investors” as defined in Rule 501(a) of Regulation D under the Securities Act (“Eligible Investors”). Eligible Investors who subscribe for Shares and are admitted to the Feeder Fund become shareholders (“Shareholders”) of the Feeder Fund. Generally, Shares are continuously offered on a monthly basis at a price equal to their then current net asset value (“NAV”) per Share, plus a sales load. The minimum initial subscription for Shares is $50,000, and the minimum subsequent subscriptions are $10,000. The Feeder Fund may accept subscriptions for lesser amounts at the discretion of the Advisors. Shares are offered for purchase as of the first business day of each month or at such other times as determined in the discretion of the Board. Shares are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Feeder Fund’s Declaration of Trust. As described below, the Feeder Fund may, however, offer to repurchase Shares pursuant to written tenders by Shareholders at those times, in those amounts, and on such terms and conditions as the Board may determine in its sole discretion.

No Shareholder or other person holding Shares acquired from a Shareholder has the right to require the Feeder Fund to redeem Shares. However, the Feeder Fund may from time to time offer to repurchase Shares from its Shareholders in accordance with written tenders by Shareholders. Each tender offer may be limited and will generally apply to up to 20% of the net assets of the Feeder Fund at that time. If a tender offer is oversubscribed, the Feeder Fund will, in its sole discretion, either (a) accept the additional Shares permitted to be accepted

14	Private Advisors Alternative Strategies Fund

pursuant to Rule 13e-4(f)(1) under the Securities Exchange Act of 1934, as amended; (b) extend the tender offer, if necessary, and increase the number of Shares that the Feeder Fund is offering to repurchase to a number it believes sufficient to accommodate the excess Shares tendered as well as any Shares tendered during the extended offer; or (c) accept Shares tendered on or before the expiration date of the tender offer for payment on a pro rata basis based on the number of tendered Shares. In determining whether the Feeder Fund should offer to repurchase Shares from Shareholders, the Board will consider the recommendations of the Advisors as to the timing of such a tender offer, as well as a variety of operational, business and economic factors. In the event that the Feeder Fund does not at least once during any 24 consecutive month period beginning after January 1, 2013, offer to repurchase Shares tendered in accordance with such terms and conditions as the Board may determine in its sole discretion, the Board will be required to call a meeting of Shareholders for the purposes of considering whether to dissolve the Feeder Fund.

The Feeder Fund is not required to conduct a tender offer and may be less likely to conduct tenders during periods of exceptional tender conditions or when Hedge Funds suspend redemptions. The Feeder Fund will require that each tendering Shareholder tender a minimum of $25,000 worth of Shares, subject to the Board’s ability to permit a Shareholder to tender a lesser amount in its discretion.

The Feeder Fund reserves the right to reject any subscription to purchase, and the Board may suspend or terminate the sale of Shares at any time, in whole or in part.

A 5.00% early repurchase fee (“Repurchase Fee”) will be assessed to any Shareholder that tenders his or her Shares to the Feeder Fund prior to the business day immediately preceding the one-year anniversary of the Shareholder’s purchase of the respective Shares. The Repurchase Fee applies separately to each purchase of Shares made by a Shareholder. The amount received from the Repurchase Fee stays in the Funds. The purpose of the Repurchase Fee is to, among other things, discourage short-term investments, which are generally disruptive to the Feeder Fund’s investment program.

Investment in the Master Fund

The Feeder Fund invests substantially all of its assets, net of reserves for reasonable anticipated expenses, in the Master Fund. The Feeder Fund’s investment in the Master Fund is valued at the Master Fund’s NAV as a practical expedient, as the Master Fund does for its investments in Hedge Funds as discussed in Note 4 of the Master Fund’s financial statements. The performance of the Feeder Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Feeder Fund. The Feeder Fund records its investment in the Master Fund at fair value which is represented by the Feeder Fund’s proportionate interest in the net assets of the Master Fund.

The Feeder Fund will record security transactions in shares of the Master Fund on the trade date. Realized gains and losses on security transactions are determined using the identified cost method.

The Feeder Fund purchased 14.330 shares of the Master Fund in the amount of $15,000. The Feeder Fund sold 1,787.907 shares of the Master Fund in the amount of $1,853,361.

Distribution of Income and Gains

The Feeder Fund intends to distribute all of its net investment income, and net short-term and long-term capital gain, if any, to Shareholders each year as required to maintain regulated investment company (“RIC”) status. Distributions will be made annually to each Shareholder pro rata based upon the number of Shares held by such Shareholder on the record date and will be net of expenses. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from GAAP.

In order to satisfy the diversification requirements under Subchapter M of the Internal Revenue Code, of 1986, as amended (the “Code”), the Master Fund generally invests its assets in Hedge Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). As such, the Master Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Feeder Fund (“DRIP”), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends and/or capital gains distributions automatically reinvested in additional Shares at NAV unless such Shareholder specifically elects to receive all income, dividends and capital gain distributions in cash.

Statement of Cash Flows

The cash amount shown in the Statement of Cash Flows of the Feeder Fund is the amount included in the Feeder Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments or restricted cash.

Income and Operating Expenses

The Feeder Fund bears its own expenses including, but not limited to, legal expenses, accounting expenses (including third-party accounting services), auditing and other professional expenses, and administration expenses. In addition, the Feeder Fund indirectly bears a pro rata share of the fees and expenses of the Master Fund and the Hedge Funds in which the Master Fund invests. Because the Hedge Funds have varied expense and fee levels and the Master Fund may own different proportions of the Hedge Funds at different times, the amount of fees and expenses incurred indirectly by the Feeder Fund may vary. These indirect expenses of the Master Fund and Hedge Funds are reflected in net realized gain/(loss) and net change in unrealized appreciation/(depreciation) on investments on the Feeder Fund’s Statement of Operations. Operating expenses are recorded as incurred.

Private Advisors Alternative Strategies Fund	15

Notes to Private Advisors Alternative Strategies Fund’s

Financial Statements (Unaudited) (continued)

Income is derived from distributions from the Master Fund arising from mark to market adjustments relating to investments in passive foreign investment companies held in the Master Fund.

Use of Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.  Income Taxes

Federal Income Taxes

The Feeder Fund intends to comply with the requirements of the Code applicable to regulated investment companies (“RICs”) and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Feeder Fund has adopted a tax year-end of October 31. The Feeder Fund files tax returns with the U.S. Internal Revenue Service and various states. The Feeder Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed the Feeder Fund’s tax positions taken on federal, state and local income tax returns for the open tax years (for up to three tax years), and has concluded that no provision for federal, state and local income tax is required in the Feeder Fund’s financial statements. The Feeder Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitation have not expired are subject to examination by the U.S. Internal Revenue Service and state and local departments of revenue.

4.  Fees and Related Party Transactions

The Feeder Fund bears all of the expenses of its own operations, including, but not limited to, expenses borne indirectly through the Feeder Fund’s investment in the Master Fund. The Feeder Fund and its Shareholders are indirectly subject to the investment management fee charged to the Master Fund by New York Life Investments. Please refer to Note 5 of the Master Fund’s financial statements for a discussion of the computation of the investment management fee.

The Feeder Fund’s investment management fee (“Management Fee”) is 0.0917% (1.10% on an annual basis) of the Feeder Fund’s month-end NAV; however, New York Life Investments has contractually agreed to waive the Management Fee paid by the Feeder Fund as long as the Feeder Fund remains in the “master-feeder” structure, and invests substantially all of its assets, net of reserves maintained for reasonably anticipated expenses, in the Master Fund.

New York Life Investments has contractually agreed to waive fees and/or reimburse the Master Fund for expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired (Underlying) Fund Fees and Expenses (i.e., the expenses of the Underlying Hedge Funds)) to the extent necessary in order to cap the Master Fund’s total annual operating expenses at 1.50% of its average month-end net assets. New York Life Investments has contractually agreed to reimburse the Feeder Fund for expenses (including the Feeder Fund’s pro rata share of the Master Fund’s expenses but excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and Acquired (Underlying) Fund Fees and Expenses) to the extent necessary in order to cap the Feeder Fund’s total annual operating expenses at 2.25% of the Feeder Fund’s average month-end net assets. These agreements will remain in effect until August 1, 2016, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. As of September 30, 2015, $35,037 is due from the Manager.

The Feeder Fund has retained State Street Bank and Trust Company (“State Street”) to provide administrative and accounting services to the Feeder Fund. State Street also serves as the Feeder Fund’s transfer agent and custodian. Under the terms of an administration agreement with the Feeder Fund (“Administration Agreement”), State Street is responsible for, among other things: (i) reconciling cash and investment balances; (ii) maintaining the general ledger and sub-ledger accounts and arranging for the computation of the Feeder Fund’s NAV; (iii) preparing the Feeder Fund’s annual and semi-annual reports; (iv) maintaining the register of Shareholders; (v) processing matters relating to subscriptions for, and repurchases of Shares; and (vi) issuing reports and transaction statements to Shareholders. For its services, State Street is paid a monthly fee directly from the Feeder Fund. For the six months ended September 30, 2015, the Feeder Fund incurred transfer agent fees and administration fees of $16,983 and $8,750, respectively.

Shares are sold subject to a maximum sales load of up to 3.00%. The actual sales load paid by investors may vary in the Distributor’s discretion and/or among Financial Intermediaries. The Distributor or Financial Intermediaries may waive or reduce the sales load at its discretion for any investor. Investors should consult with their Financial Intermediaries about any additional fees or charges they might impose.

The Feeder Fund has adopted a shareholder services plan (“Services Plan”). Under the terms of the Services Plan, the Feeder Fund is authorized to pay to New York Life Investments, its affiliates, or the Financial Intermediaries, as compensation for services rendered to Shareholders, a shareholder service fee at the rate of 0.85% on an annualized basis of the Feeder Fund’s average month-end net assets. Pursuant to the Services Plan, the Feeder Fund may pay for Shareholder services or account maintenance services, including assistance in

16	Private Advisors Alternative Strategies Fund

establishing and maintaining shareholder accounts, processing subscription and repurchase orders, communicating periodically with Shareholders and assisting Shareholders who have questions or other needs relating to their account. Because service fees are ongoing, over time they will increase the cost of an investment in the Feeder Fund and may cost more than certain types of sales charges. The Feeder Fund incurred Shareholder Service fees of $104,953 for the six months ended September 30, 2015.

From time to time, the Feeder Fund may have a concentration of Shareholders holding a significant percentage of its net assets. Investment activities of these Shareholders could have a material impact on the Feeder Fund. As of September 30, 2015, three Shareholders (one of which is New York Life Investment Management Holdings, LLC) maintain a significant holding in the Feeder Fund which represents 48.65% of the Feeder Fund’s total net assets.

As of September 30, 2015, New York Life Investments Management Holdings, LLC, an affiliate of the Advisors, held 36.13% of the Feeder Fund.

5.  Offering of Shares

The Feeder Fund’s Share activities for the six months ended September 30, 2015 were as follows:

Balance as of April 1, 2015	Subscriptions	Redemptions	Distributions Reinvested	Balance as of September 30, 2015
24,644.02	47.58	(1,787.64)	—	22,903.96

6.  Concentration Risk

The Feeder Fund’s investments in the Master Fund have no ready market to provide liquidity. This strategy presents a high degree of business and financial risk due to the Hedge Funds in which the Master Funds invests. The Master Fund’s investments in Hedge Funds are also subject to the risk associated with investing in Hedge Funds. The Hedge Funds are generally illiquid, and thus there can be no assurance that the

Master Fund will be able to realize the value of such investments in Hedge Funds in a timely manner. Since many of the Hedge Funds may involve a high degree of investment risk, poor performance by one or more of the Hedge Funds could severely affect the total returns of the Master Fund and the Feeder Fund.

7.  Contractual Obligations

The Feeder Fund enters into contracts that contain a variety of indemnifications. The Feeder Fund’s maximum exposure under these arrangements is unknown. However, the Feeder Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Subsequent Events

In connection with the preparation of the financial statements of the Feeder Fund for the six months ended September 30, 2015, events and transactions subsequent to September 30, 2015 through the date the financial statements were issued have been evaluated by the Feeder Fund’s management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified, other than the following:

On November 2, 2015, the Board of the Feeder Fund, upon the recommendation of the Manager, approved a proposal to liquidate the Feeder Fund and a plan of liquidation for the Feeder Fund. The Feeder Fund will be closed to any subscriptions as of December 1, 2015 and will not make any further tender offers to repurchase Shares. Shareholders will receive payment in the amount equal to the net asset value per share of the Feeder Fund as of March 31, 2016 (the “Valuation Date”). Payment is expected to be made in cash on or about 45 business days after the Valuation Date. These dates may be changed without notice at the discretion of the Board or the Feeder Fund’s officers.

New York Life Investment Management has agreed to waive management fees for the Feeder Fund starting December 1, 2015.

Private Advisors Alternative Strategies Fund	17

Private Advisors Alternative Strategies Master Fund

Schedule of Investments as of September 30, 2015 (Unaudited)

	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**
Investments in Hedge Funds Bermuda Domiciled
European Equity Europe
Pelham Long/Short Fund, Ltd.	5/1/2012	$1,890,000	$2,861,084	4.28%	10/31/2015	Monthly

Total Bermuda Domiciled		1,890,000	2,861,084	4.28

British Virgin Islands Domiciled
Global Equity Global
Miura Global Fund, Ltd.	2/1/2013	2,100,000	2,567,327	3.85	10/31/2015	Monthly

Multi-Strategy Global
Davidson Kempner International (BVI), Ltd.	1/1/2014	2,000,000	2,117,686	3.17	12/31/2015	Quarterly

Total British Virgin Islands Domiciled		4,100,000	4,685,013	7.02

Cayman Islands Domiciled
Distressed Debt Global
Redwood Offshore Fund, Ltd.	5/1/2012	1,200,000	1,557,004	2.34	6/30/2017	Bi-Annually
North America
Aurelius Capital International, Ltd.	5/1/2012	1,600,000	2,032,084	3.04	12/31/2015	Semi-Annually
Contrarian Capital Trade Claims Offshore, Ltd.	5/1/2012	250,082	262,099	0.39	10/1/2016	Annually

Total Distressed Debt		3,050,082	3,851,187	5.77

European Equity Europe
Adelphi Europe Fund (The)	5/1/2013	2,250,000	2,949,855	4.42	12/31/2015	Quarterly
LAE Fund, Ltd.	5/1/2012	2,010,000	2,364,521	3.54	12/31/2015	Quarterly

Total European Equity		4,260,000	5,314,376	7.96

Event Equity North America
Luxor Capital Partners Offshore, Ltd.	5/1/2012	2,510,000	2,225,427	3.33	12/31/2015	Quarterly
LionEye Offshore Fund, Ltd.	6/1/2014	2,600,000	2,644,684	3.96	12/31/2015	Quarterly

Total Event Equity		5,110,000	4,870,111	7.29

Global Equity Global
Marianas Fund Ltd.	6/1/2015	1,500,000	1,535,865	2.30	12/31/2015	Quarterly
Sheffield International Partners, Ltd.	5/1/2012	2,260,000	2,703,724	4.05	12/31/2015	Quarterly
SRS Partners, Ltd.	5/1/2012	2,140,000	3,205,107	4.80	12/31/2015	Quarterly

Total Global Equity		5,900,000	7,444,696	11.15

18	Private Advisors Alternative Strategies Master Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**
Cayman Islands Domiciled (continued)
Global Macro Global
Autonomy Global Macro Fund Ltd.	6/1/2013	$2,200,000	$2,388,760	3.57%	10/31/2015	Monthly
Macrosynergy Trading Fund Limited	9/1/2014	1,811,237	1,890,342	2.83	12/31/2015	Quarterly
Stone Milliner Macro Fund Inc.	12/1/2013	1,800,000	2,136,416	3.20	10/31/2015	Monthly
Tudor BVI Global Fund, Ltd.	5/1/2012	1,600,000	1,975,935	2.96	12/31/2015	Quarterly

Total Global Macro		7,411,237	8,391,453	12.56

Long/Short Corporate Credit Global
Apollo Credit Short Opportunities (Offshore), Ltd.	1/1/2015	1,200,000	1,251,023	1.87	12/31/2015	Quarterly
North America
Archer Capital Offshore Fund, Ltd.	5/1/2012	2,370,000	2,619,105	3.92	12/31/2015	Quarterly
Panning Overseas Fund, Ltd.	6/1/2013	1,980,000	1,986,076	2.98	12/31/2015	Quarterly

Total Long/Short Corporate Credit		5,550,000	5,856,204	8.77

Long/Short Structured Credit North America
Marathon Securitized Credit Fund, Ltd.	5/1/2012	1,413,872	1,865,908	2.79	12/31/2015	Quarterly
One William Street Capital Offshore Fund, Ltd.	5/1/2012	2,120,000	2,581,297	3.87	12/31/2015	Quarterly

Total Long/Short Structured Credit		3,533,872	4,447,205	6.66

Multi-Strategy Global
Empyrean Capital Overseas Fund, Ltd.	8/1/2015	2,000,000	1,918,820	2.87	12/31/2015	Quarterly
Fir Tree International Value Fund II, Ltd.	5/1/2012	2,210,000	2,499,123	3.74	5/31/2016	Annually
HBK Multi-Strategy Offshore Fund, Ltd.	5/1/2012	2,640,000	2,897,232	4.34	12/31/2015	Quarterly

Total Multi-Strategy		6,850,000	7,315,175	10.95

U.S. Equity North America
Impala Fund Ltd.	5/1/2012	2,010,000	2,414,076	3.62	12/31/2015	Quarterly
Marble Arch Offshore Partners, Ltd.	7/1/2012	1,600,000	2,186,141	3.27	12/31/2015	Quarterly
North Run Offshore Partners, Ltd.	5/1/2012	2,300,000	2,196,224	3.29	12/31/2015	Quarterly
Southpoint Qualified Offshore Fund, Ltd.	5/1/2012	1,820,000	2,225,049	3.33	12/31/2015	Quarterly

Total U.S. Equity		7,730,000	9,021,490	13.51

Volatility Arbitrage Global
Argentiere Fund, Ltd.	5/1/2015	1,900,000	1,973,167	2.95	12/31/2015	Quarterly

Total Cayman Islands Domiciled		51,295,191	58,485,064	87.57

Total Investments in Hedge Funds		$57,285,191	66,031,161	98.87

Other Assets, less Liabilities			757,345	1.13

Net Assets			$66,788,506	100.00%

*	Investments in Hedge Funds may be composed of multiple series. The Next Available Redemption Date refers to the earliest date after September 30, 2015 that redemption from a series is available. Other series may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Hedge Funds may be subject to fees.

**	Available frequency of redemption after initial lock-up period, if any. Different series may have different liquidity terms.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	Private Advisors Alternative Strategies Master Fund	19

Private Advisors Alternative Strategies Master Fund

Statement of Assets and Liabilities as of September 30, 2015 (Unaudited)

Assets
Investments in Hedge Funds, at fair value (identified cost $57,285,191)	$66,031,161
Cash	1,512,568
Receivable for investments sold	232,950
Prepaid assets	19,285

Total assets	67,795,964

Liabilities
Redemptions payable	830,341
Management fee payable (see Note 5)	101,392
Accrued expenses and other liabilities	75,725

Total liabilities	1,007,458

Net Assets	$66,788,506

Composition of Net Assets:
Paid-in capital	$68,110,616
Distributions in excess of net investment income	(9,389,793)
Accumulated net realized gain (loss) from investments in Hedge Funds	(678,287)
Net unrealized appreciation (depreciation) on investments in Hedge Funds	8,745,970

Net Assets	$66,788,506

Net Asset Value Per Share:
66,809.38 Shares issued and outstanding, par value $0.001 per share 450,000 registered shares of beneficial interest	$999.69

20	Private Advisors Alternative Strategies Master Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Private Advisors Alternative Strategies Master Fund

Statement of Operations for the six months ended September 30, 2015 (Unaudited)

Expenses
Management Fee (See Note 5)	$387,015
Administration and custody fees	84,839
Professional fees	67,121
Transfer agent fees	16,983
Insurance fees	14,664
Registration	11,345
Shareholder communication	6,089
Trustees	1,838
Miscellaneous	5,314

Total expenses before waiver/reimbursement	595,208
Expense waiver/reimbursement from Manager	(67,460)

Net expenses	527,748

Net investment income (loss)	(527,748)

Net realized and unrealized gain (loss) on investments
Net realized gain (loss) from investments in Hedge Funds	578,885
Net change in unrealized appreciation (depreciation) on investments in Hedge Funds	(2,439,283)

Net realized and unrealized gain (loss) on investments	(1,860,398)

Net increase (decrease) in net assets resulting from operations	$(2,388,146)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	Private Advisors Alternative Strategies Master Fund	21

Private Advisors Alternative Strategies Master Fund

Statement of Changes in Net Assets (Unaudited)

	Six months ended September 30, 2015	Year ended March 31, 2015
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(527,748)	$(1,002,145)
Net realized gain (loss) from investments in Hedge Funds	578,885	(705,994)
Net change in unrealized appreciation (depreciation) on investments in Hedge Funds	(2,439,283)	2,741,104

Net increase (decrease) in net assets resulting from operations	(2,388,146)	1,032,965

Distributions to shareholders from:
Net investment income	—	(1,367,396)

Capital share transactions:
Subscriptions (representing 699.28 and 11,019.44 Shares)	730,000	11,418,590
Redemptions (representing 2,328.05 and 3,050.52 Shares)	(2,393,336)	(3,169,817)
Distributions reinvested (representing 1,302.08 Shares)	—	1,320,257

Net increase (decrease) in net assets derived from capital share transactions	(1,663,336)	9,569,030

Net increase (decrease) in net assets	(4,051,482)	9,234,599
Net assets, beginning of year/period (representing 68,438.15 and 59,167.15 Shares)	70,839,988	61,605,389

Net assets, end of year/period (representing 66,809.38 and 68,438.15 Shares)	$66,788,506	$70,839,988

Distributions in excess of net investment income at end of year	$(9,389,793)	$(8,862,045)

22	Private Advisors Alternative Strategies Master Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Private Advisors Alternative Strategies Master Fund

Statement of Cash Flows for the six months ended September 30, 2015 (Unaudited)

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(2,388,146)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments in Hedge Funds	(5,400,000)
Proceeds from sales of investments in Hedge Funds	6,465,192
Net realized (gain) loss from investments in Hedge Funds	(578,885)
Net change in unrealized (appreciation) depreciation on investments in Hedge Funds	2,439,283
Changes in operating assets and liabilities:
Prepaid assets	16,578
Management fee payable	67,122
Accrued expenses and other liabilities	(34,547)

Net cash provided by (used in) operating activities	586,597

Cash flows from financing activities
Subscriptions	730,000
Redemptions, net of redemptions payable	(1,870,865)

Net cash provided by (used in) financing activities	(1,140,865)

Net increase (decrease) in cash	(554,268)
Cash, beginning of period	2,066,836

Cash, end of period	$1,512,568

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.	Private Advisors Alternative Strategies Master Fund	23

Private Advisors Alternative Strategies Master Fund

Financial Highlights selected per share data and ratios (Unaudited)

	Six months ended September 30,		Year ended March 31,		May 1, 2012 (commencement of operations) through March 31,
	2015		2015	2014	2013
Per Share operating performance:
Net asset value at beginning of year/period	$1,035.10		$1,041.21	$1,054.76	$1,000.00
Net investment income (loss) (a)	(7.79)		(15.48)	(16.35)	(13.87)
Net realized and unrealized gain (loss) on investments on investments in Hedge Funds	(27.62)		29.69	90.05	86.21

Net increase (decrease) resulting from operations	(35.41)		14.21	73.70	72.34

Distributions paid from:
Net investment income	—		(20.32)	(87.25)	(17.58)

Net asset value at end of year/period	$999.69		$1,035.10	$1,041.21	$1,054.76

Total investment return (b)	(3.42	%)(c)	1.40%	7.12%	7.32	% (c)
Ratios (to average net assets)/Supplemental Data
Net investment income (loss) (d)	(1.50	%)††	(1.50%)	(1.50%)	(1.50	%)††
Net expenses (d)	1.50	% ††	1.50%	1.50%	1.50	% ††
Expenses (before waiver/reimbursement) (d)	1.71	% ††	1.74%	2.12%	2.84	% ††
Portfolio turnover rate (e)	8%		9%	10%	0	% (f)
Net assets at end of year/period (in 000’s)	$66,789		$70,840	$61,605	$44,987

††	Annualized.
(a)	Per share data based on average shares outstanding during the year/period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	Total investment return is not annualized.
(d)	Ratios of expenses and net investment income (loss) do not include the impact of expenses and incentive allocations or incentive fees related to the Underlying Hedge Funds.
(e)	The portfolio turnover rate reflects the investment activities of the Master Fund.
(f)	Portfolio turnover was calculated at 0.00% as no securities were sold during the year from May 1, 2012 (commencement of operations) through March 31, 2013.

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s ratios and total return may vary from these due to the timing of capital share transactions.

24	Private Advisors Alternative Strategies Master Fund	The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Private Advisors Alternative Strategies Master Fund

Notes to Financial Statements (Unaudited)

1.  Organization and Business

Private Advisors Alternative Strategies Master Fund (the “Master Fund”) was organized on December 15, 2011 as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust (“Declaration of Trust”) dated December 14, 2011 and amended and restated June 4, 2015. The Master Fund is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Master Fund commenced investment operations on May 1, 2012 (“Commencement of Operations”).

The Master Fund is a “Master” fund within what is known in the investment company industry as a “master-feeder” structure. Within this structure, another closed-end, non-diversified management investment company, Private Advisors Alternative Strategies Fund (the “Feeder Fund”), invests substantially all of its assets, net of reserves maintained for reasonably anticipated expenses, in the Master Fund. The Master Fund may also accept investments from certain other investors as well, including, among others, investors purchasing shares through (i) certain “wrap fee” or other programs sponsored by financial intermediary firms and (ii) certain non-broker/dealer registered investment advisory firms.

The investment objective of the Master Fund is to seek long-term capital appreciation above equity returns over a full market cycle with volatility that is lower than that of the equity market and returns that demonstrate a low correlation to both traditional equity and fixed income markets. The Master Fund seeks to achieve this investment objective by investing principally in private investment funds or “hedge funds” managed by third-party portfolio managers (“Portfolio Managers”) who employ diverse styles and strategies (“Hedge Funds”). The Master Fund generally seeks to invest in Hedge Funds managed by Portfolio Managers who have proven investment management experience and who invest in the Hedge Funds they manage alongside their clients’ capital.

New York Life Investment Management LLC (“New York Life Investments” or the “Manager”), a Delaware limited liability company, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (“Advisers Act”), and serves as the Master Fund’s investment manager. New York Life Investments has in turn delegated its portfolio management responsibilities to Private Advisors LLC, a Virginia limited liability company, (“Private Advisors”), who serves as the Master Fund’s subadvisor (together with New York Life Investments, the “Advisors”). Private Advisors is an affiliate of New York Life Investment Management Holdings LLC. New York Life Investments also serves as the investment manager to the Feeder Fund and Private Advisors also serves as the subadvisor to the Feeder Fund. Subject to policies adopted by the Funds’ Board of Trustees (“Board”), Private Advisors, among other things, (i) manages the day-to-day investment operations of the Funds, (ii) seeks investment opportunities for the Funds and (iii) monitors the performance of and makes investment and trading decisions with respect to the Funds’ investment portfolio. Private Advisors is subject to supervision by the Manager in its management of the Funds.

The Board has overall responsibility for oversight of the Funds. The Board has elected two individuals to serve on the Advisory Board. The Advisory Board assists the Board in a non-voting capacity in the Board’s oversight of the Funds. A majority of the Trustees are “Independent Trustees” who are not “interested persons” (as defined by the 1940 Act) of the Funds.

As of September 30, 2015, the Feeder Fund represented $22,889,717 or 34.27% of the Master Fund’s net assets.

2.  Significant Accounting Policies

The Master Fund prepares its financial statements, which are expressed in U.S. dollars, in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and follows significant accounting policies described below.

Management has determined that the Master Fund is an investment company in accordance with Accounting Standards Codification Topic 946, Investment Companies, for the purpose of financial reporting.

Investment in the Fund

NYLIFE Distributors LLC (“Distributor”), an affiliate of the Advisors, acts as the distributor of the Master Fund’s shares of beneficial interest (“Shares”). The Distributor may enter into selected dealer arrangements with various brokers, dealers, banks and other financial intermediaries (“Financial Intermediaries”) to sell Shares.

Although Shares are registered under the Securities Act of 1933, as amended (“Securities Act”), investments in the Master Fund generally may be made only by investors that satisfy the definition of “accredited investors” as defined in Rule 501(a) of Regulation D under the Securities Act (“Eligible Investors”). Eligible Investors who subscribe for Shares and are admitted to the Master Fund become shareholders (“Shareholders”) of the Master Fund. Generally, Shares are continuously offered on a monthly basis at a price equal to their then current net asset value (“NAV”) per Share. The minimum initial subscription for Shares is $50,000, and the minimum subsequent subscriptions are $10,000. The Master Fund may accept subscriptions for lesser amounts at the discretion of the Advisors. Shares are offered for purchase as of the first business day of each month or at such other times as determined in the discretion of the Board. Shares are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Master Fund’s Declaration of Trust. As described below, the Master Fund may, however, offer to repurchase Shares pursuant to written tenders by Shareholders at those times, in those amounts, and on such terms and conditions as the Board may determine in its sole discretion.

No Shareholder or other person holding Shares acquired from a Shareholder has the right to require the Master Fund to redeem Shares. However, the Master Fund may from time to time offer to repurchase Shares from its Shareholders in accordance with written tenders by Shareholders. Each tender offer may be limited and will generally apply to up to 20% of the net assets of the Master Fund at those times, in those amounts, and on such terms and conditions as the Board may determine in its sole discretion. If a tender offer is oversubscribed, the Master Fund will, in its sole discretion, either (a) accept the additional Shares permitted to be accepted pursuant to Rule 13e-4(f)(1) under the Securities Exchange Act of 1934, as amended; (b) extend the tender

Private Advisors Alternative Strategies Master Fund	25

Private Advisors Alternative Strategies Master Fund

Notes to Financial Statements (Unaudited) (continued)

offer, if necessary, and increase the number of Shares that the Master Fund is offering to repurchase to a number it believes sufficient to accommodate the excess Shares tendered as well as any Shares tendered during the extended offer; or (c) accept Shares tendered on or before the expiration date of the tender offer for payment on a pro rata basis based on the number of tendered Shares. In determining whether the Master Fund should offer to repurchase Shares from Shareholders, the Board will consider the recommendations of the Advisors as to the timing of such a tender offer, as well as a variety of operational, business and economic factors. In the event that the Master Fund does not at least once during any 24 consecutive month period beginning after January 1, 2013, offer to repurchase Shares tendered in accordance with such terms and conditions as the Board may determine in its sole discretion, the Board will be required to call a meeting of Shareholders for the purposes of considering whether to dissolve the Master Fund.

The Master Fund is not required to conduct a tender offer and may be less likely to conduct tenders during periods of exceptional tender conditions or when Hedge Funds suspend redemptions. The Master Fund will require that each tendering Shareholder tender a minimum of $25,000 worth of Shares, subject to the Board’s ability to permit a Shareholder to tender a lesser amount in its discretion.

The Master Fund reserves the right to reject any subscription to purchase, and the Board may suspend or terminate the sale of Shares at any time, in whole or in part.

A 5.00% early repurchase fee (“Repurchase Fee”) will be assessed to any Shareholder that tenders his or her Shares to the Master Fund prior to the business day immediately preceding the one-year anniversary of the Shareholder’s purchase of the respective Shares. The Repurchase Fee applies separately to each purchase of Shares made by a Shareholder. The amount received from the Repurchase Fee stays in the Funds. The purpose of the Repurchase Fee is to, among other things, discourage short-term investments, which are generally disruptive to the Master Fund’s investment program.

Valuation of Investments

Private Advisors has designed ongoing due diligence processes with respect to the Hedge Funds and their Portfolio Managers, which assist Private Advisors in assessing the quality of information provided by, or on behalf of, each Hedge Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require Private Advisors to forego their normal reliance on the value supplied by, or on behalf of, such Hedge Fund and to determine independently a fair valuation of the Master Fund’s interest in such Hedge Fund, consistent with the Master Fund’s fair valuation procedures.

The Board has adopted procedures establishing methodologies for the valuation of each of the Hedge Funds and has delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Master Fund (the “Valuation Committee”). The Board has also authorized the Valuation Committee to appoint a Sub-Committee (“Valuation Sub-Committee”) to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Valuation Sub-Committee will meet (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. Determinations of the Valuation Committee and the Valuation Sub-Committee are subject to review and ratification by the Board at its next regularly scheduled meeting after valuations are determined. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, primary responsibility for the monthly valuation of portfolio assets (including Hedge Funds for which market prices are not readily available) rests with Private Advisors and/or New York Life Investments.

Investments in Hedge Funds

The Board has approved procedures pursuant to which the Master Fund values its investments in Hedge Funds at fair value, which ordinarily will be the amount equal to the Master Fund’s pro rata interest in the net assets of each such Hedge Fund, as such value is supplied by, or on behalf of, the Hedge Fund’s portfolio manager from time to time, usually monthly. The Master Fund complies with the authoritative guidance under GAAP for estimating the fair value of investments in the Hedge Funds that have calculated NAV in accordance with the specialized accounting guidance for investment companies (the “practical expedient”). Investments in Hedge Funds are generally valued, as a practical expedient, utilizing the net asset valuations provided by the Hedge Funds when the net asset valuations of the investments are calculated without further adjustment (or adjusted by the Master Fund if the NAV is deemed to be not reflective of fair value). The Master Fund applies the practical expedient to its investments in Hedge Funds on an investment-by-investment basis and consistently with the Master Fund’s entire position in a particular investment unless it is probable that the Master Fund will sell an investment at an amount different from the net asset valuation or in other situations where the practical expedient is not available. When the Master Fund believes alternative valuation techniques are more appropriate, the Master Fund considers other factors in addition to the net asset valuation, such as, but not limited to, features of the investment, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in its determination of fair value. Certain financial statements of the Hedge Funds excluded details of investment securities portfolios. As of September 30, 2015, the Master Fund’s Advisors were unaware of any significant issuer concentration in the Hedge Funds.

The valuations reported by the Portfolio Managers, upon which the Master Fund primarily relies in calculating its month-end NAV and NAV per Share, may be subject to later adjustment, based on information reasonably available at that time. The Master Fund will pay repurchase proceeds, as well as calculate management and other fees, on the basis of NAVs determined using the best information available as of the valuation date. In the event that a Hedge Fund, in accordance with its valuation procedures, subsequently corrects, revises or adjusts an unaudited estimated or final value that was properly relied upon by the Master Fund, the Master Fund will generally not make any retroactive adjustments to its NAV, or to any amounts paid based upon such NAV,

26	Private Advisors Alternative Strategies Master Fund

to reflect a revised valuation. If, after the Master Fund pays repurchase proceeds, or one or more of the valuations used to determine the NAV on which the repurchase payment is based are revised, the repurchasing Shareholders (if the valuations are revised upward) or the remaining Shareholders (if the valuations are revised downward) will bear the risk of such revisions. A repurchasing Shareholder will neither receive distributions from, nor be required to reimburse, the Master Fund in such circumstances. This may have the effect of diluting or increasing the economic interests of other Shareholders. Such adjustments or revisions, whether increasing or decreasing the NAV at the time they occur, because they relate to information available only at the time of the adjustment or revision, will not affect the amount of the repurchase proceeds received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from Portfolio Managers or revisions to NAV of a Hedge Fund adversely affect the Master Fund’s NAV, the outstanding Shares of the Master Fund will be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at an NAV per Share higher than the adjusted amount. Conversely, any increases in the NAV per Share resulting from such subsequently adjusted valuations will be entirely for the benefit of the holders of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at an NAV per Share lower than the adjusted amount. New Shareholders, as well as Shareholders purchasing additional Shares, may be affected in a similar way because the same principles apply to the subscription for Shares.

Because of the inherent uncertainty of valuation, the estimated value of Hedge Funds for which no ready market exists may differ significantly from the value that would be used had a ready market for the security existed, and the differences could be material. When market quotations may not be available, investments such as complex or unique financial instruments may be priced pursuant to a number of methodologies, such as computer-based analytical modeling or individual security evaluations. These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instruments or different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential, but may introduce significant variances in the ultimate valuation of Hedge Funds.

The following are descriptions of strategies utilized by the underlying Hedge Funds during the period.

Distressed Debt

Portfolio Managers seek to purchase securities (typically debt) of companies experiencing financial or operating difficulties due to excessive debt burdens or temporary liquidity problems. Often these companies are in or about to enter bankruptcy. Understanding the complexities of the bankruptcy process allows experienced distressed Portfolio Managers to profit by buying the securities at a deep discount to intrinsic value.

European Equity

This strategy involves taking both long and short positions primarily in public equities with a geographic focus in Europe.

Event Equity

This strategy involves a long and short fundamental approach to equity investments that have a visible catalyst that can enhance value in a short to intermediate term horizon. Situations can also offer underpriced positive optionality. Portfolio managers who utilize this strategy seek to limit the macro, market and/or industry risk that accompanies the holdings, such that the event drives the ultimate profitability of the investment.

Global Equity

This strategy involves taking both long and short positions primarily in public equities with a global geographic focus.

Global Macro

This strategy relies on the assessment of relative valuations at a macroeconomic level across multiple geographies and asset classes based on economic indicators, trend and factor analysis and flow of funds data. Investments can span the fixed income, currency, commodity and equity markets. Global Macro investing is generally a liquid, high frequency trading strategy.

Long/Short Corporate Credit

This strategy involves taking both long and short positions in distinct corporate debt instruments.

Long/Short Structured Credit

This strategy attempts to isolate returns by trading in tranches of various types of structured credit instruments. This may include multiple tranches of collateralized debt obligations (CDOs), collateralized loan obligations (CLOs), residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), credit default swaps (CDS), credit default swap index (CDX), asset-backed securities index (ABX) and commercial mortgage-backed securities index (CMBX).

Multi-Strategy

This strategy grants Portfolio Managers the ability to invest across strategies.

U.S. Equity

This strategy involves taking both long and short positions primarily in public equities with a geographic focus in the United States.

Volatility Arbitrage

Managers seek to take advantage of a mispricing between derivatives and their theoretical values by purchasing undervalued options, whether directly or synthetically, and hedging the position with the underlying

Private Advisors Alternative Strategies Master Fund	27

Private Advisors Alternative Strategies Master Fund

Notes to Financial Statements (Unaudited) (continued)

security. Derivatives securities include, but are not limited to listed, over-the-counter and structured options.

Distribution of Income and Gains

The Master Fund intends to distribute all of its net investment income, and net short-term and long-term capital gain, if any, to Shareholders each year as required to maintain regulated investment company (“RIC”) status. Distributions will be made annually to each Shareholder pro rata based upon the number of Shares held by such Shareholder on the record date and will be net of expenses. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from GAAP.

In order to satisfy the diversification requirements under Subchapter M of the Internal Revenue Code, of 1986, as amended (the “Code”) the Master Fund generally invests its assets in Hedge Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). As such, the Master Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Master Fund (“DRIP”), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends and/or capital gains distributions automatically reinvested in additional Shares at NAV unless such Shareholder specifically elects to receive all income, dividends and capital gain distributions in cash.

Statement of Cash Flows

The cash amount shown in the Statement of Cash Flows of the Master Fund is the amount included in the Master Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments or restricted cash.

Income and Operating Expenses

The Master Fund bears its own expenses including, but not limited to, legal expenses, accounting expenses (including third-party accounting services), auditing and other professional expenses, administration expenses and custody expenses. Operating expenses are recorded as incurred.

In addition, the Master Fund bears a pro rata share of the fees and expenses of the Hedge Funds in which it invests. Because the Hedge Funds have varied expense and fee levels and the Master Fund may own different proportions of the Hedge Funds at different times, the amount of fees and expenses incurred indirectly by the Master Fund may vary. These indirect expenses of the Hedge Funds are included in net realized gain/(loss) from investments in Hedge Funds and net change in unrealized appreciation/(depreciation) on investments in Hedge Funds on the Master Fund’s Statement of Operations.

Recognition of Gains and Losses

Changes in unrealized appreciation or depreciation from each Hedge Fund are included in the Master Fund’s Statement of Operations as net change in unrealized appreciation (depreciation) on investments in Hedge Funds.

Purchases of investments in the Hedge Funds are recorded as of the first day of legal ownership of a Hedge Fund. Sales are recorded as of the last day of legal ownership or participation in a Hedge Fund. Any proceeds received from Hedge Fund redemptions that are in excess of the Hedge Funds’ cost basis are classified as net realized gain from investments in Hedge Funds on the Master Fund’s Statement of Operations. Any proceeds received from Hedge Fund redemptions that are less than the Hedge Funds’ cost basis are classified as net realized loss from investments in Hedge Funds on the Master Fund’s Statement of Operations. Realized gains and losses from investments in Hedge Funds are calculated based on specific identification method.

Use of Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements, such as valuation of its investments. Actual results could differ from those estimates.

3.  Income Taxes

Federal Income Taxes

The Master Fund intends to comply with the requirements of the Code, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Master Fund has adopted a tax year-end of October 31. The Master Fund files tax returns with the U.S. Internal Revenue Service and various states. The Master Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed the Master Fund’s tax positions taken on federal, state and local income tax returns for the open tax years (for up to three tax years), and has concluded that no provision for federal, state and local income tax is required in the Master Fund’s financial statements. The Master Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitation have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

28	Private Advisors Alternative Strategies Master Fund

4.  Fair Value of Financial Instruments

“Fair value” is defined as the price that the Master Fund would receive upon selling an investment or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In determining fair value, the Master Fund uses the practical expedient. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that most observable inputs are to be used when available. The fair value hierarchy is categorized into three levels based on the inputs as follows:

The fair value hierarchy categorizes asset and liability positions into one of three levels, as summarized below, based on the inputs and assumptions used in deriving fair value.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs

•	Level 3—significant unobservable inputs

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), as an amendment to Accounting Standards Codification (ASC) 820, Fair Value Measurement. The amendments in this ASU apply to reporting entities that elect to measure the fair value of an investment using the net asset value per share (or its equivalent) practical expedient, as the Fund does for its investments in Hedge Funds. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy, as described above, all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the Fund has elected to measure the fair value.

The amendments in this ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years, with application of the amendments noted above retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share practical expedient be removed from the fair value hierarchy in all periods presented in an entity’s financial statements. Earlier application of this ASU is permitted. The Investment Manager has reviewed the requirements of the ASU and determined that early adoption of this ASU would be applied to the relevant disclosures of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Total Investments Measured at NAV	$66,031,161

As of September 30, 2015, the Fund only held investments valued at NAV as practical expedient, as such, disclosure regarding the fair value hierarchy of the Fund’s investments is not applicable.

5.  Fees and Related Party Transactions

The Master Fund bears all of the expenses of its own operations, including, but not limited to, the investment management fee for the Master Fund payable to New York Life Investments, administration fees, custody fees, and transfer agent fees payable to State Street Bank and Trust Company (“State Street”).

In consideration of the management services provided by New York Life Investments to the Master Fund, the Master Fund pays New York Life Investments a monthly management fee of 0.0917% (1.10% on an annualized basis) of the Master Fund’s month end NAV (“Management Fee”). New York Life Investments will pay a portion of the Management Fee it receives from the Master Fund (net of any fee waiver or expense reimbursement arrangements) to Private Advisors for the provision of its subadvisory services. For the six months ended September 30, 2015, the Master Fund incurred management fees of $387,015. As of September 30, 2015, $125,516 is due to the Manager.

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired (Underlying) Fund Fees and Expenses (i.e., the expenses of the underlying Hedge Funds)) do not exceed 1.50% of its average month-end net assets. This agreement will remain in effect until August 1, 2016, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. Accordingly, $67,460 of expenses was reimbursed, so that expenses do not exceed 1.50% of its average month-end net assets. As of September 30, 2015, $24,124 is due from the Manager.

The Master Fund has retained State Street to provide administrative and accounting services to the Master Fund. State Street also serves as the Master Fund’s transfer agent and custodian. Under the terms of an administration agreement with the Master Fund (“Administration Agreement”), State Street is responsible for, among other things: (i) reconciling cash and investment balances; (ii) maintaining the general ledger and sub-ledger accounts and arranging for the computation of the Master Fund’s NAV; (iii) preparing the Master Fund’s annual and semi-annual reports; (iv) maintaining the register of Shareholders; (v) processing matters relating to subscriptions for and repurchases of Shares; and (vi) issuing reports and transaction statements to Shareholders. For its services, State Street is paid a monthly fee directly from the Master Fund. For the six months ended September 30, 2015, the Master Fund incurred administration fees, custody fees, and transfer agent fees of $70,613, $14,226, and $16,983, respectively.

From time to time, the Master Fund may have a concentration of Shareholders holding a significant percentage of its net assets. Investment activities of these Shareholders could have a material impact on the Master Fund. As of September 30, 2015, New York Life Management Holdings, LLC, an affiliate of the Advisors, maintains a significant holding directly in the Master Fund that represents 55.37% of the Master Fund’s NAV and an indirect holding through the Feeder Fund of 12.38%.

Private Advisors Alternative Strategies Master Fund	29

Private Advisors Alternative Strategies Master Fund

Notes to Financial Statements (Unaudited) (continued)

6.  Investments in Hedge Funds

As of September 30, 2015, the Master Fund had investments in 30 Hedge Funds. The Master Fund, as an investor in these Hedge Funds, pays management fees of up to 2.75% (per annum) of the NAV of its ownership interest in such Hedge Funds, as well as incentive fees or allocations of up to 27.00% of net profits earned that are allocable to the Master Fund’s ownership interest in such Hedge Funds.

For the six months ended September 30, 2015, aggregate purchases and proceeds from sales of investments in Hedge Funds were $5,400,000 and $5,120,275, respectively. There were no unfunded commitments outstanding to Hedge Funds as of September 30, 2015.

7.  Offering of Shares

The Master Fund’s Share activities for the six months ended September 30, 2015 were as follows:

Balance as of April 1, 2015	Subscriptions	Redemptions	Distributions Reinvested	Balance as of September 30, 2015
68,438.15	699.28	(2,328.05)	—	66,809.38

8.  Risks and Contingencies

The Master Fund may be subject to various risk factors including the following broad categories (i) the risks related to an investment in the Master Fund; (ii) the risks related to the types of investments utilized by the Hedge Funds; (iii) the risks related to the investment strategies of the Hedge Funds; and (iv) the risks related to the management and operations of the Hedge Funds.

Because Hedge Funds may have the ability to concentrate their investments by investing an unlimited amount of their assets in a specific issuer, sector, market, industry, strategy, country or geographic region, Hedge Funds will be subject to risks such as rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings, and may be more susceptible to risks associated with a single economic, political or regulatory circumstance or event than a more diversified portfolio might be.

Certain of the Portfolio Managers will, among other things, seek to utilize specialized investment strategies, follow allocation methodologies, apply investment models or assumptions, achieve a certain level of performance relative to specified benchmarks, and enter into hedging and other strategies intended, among other things, to affect the Hedge Funds’ performance, risk levels, and/or market correlation. There can be no assurance that any Portfolio Manager will have success in achieving any goal related to such practices. The Portfolio Managers may be unable to, or may choose in their judgment not to seek to, achieve such goals.

Although Private Advisors generally seeks to invest with Portfolio Managers that have a minimum three-year Hedge Fund performance track record, there could be exceptions for sufficiently compelling opportunities. In this regard, certain Hedge Funds may have no prior or limited operating history upon which Private Advisors can evaluate their potential performance. The past investment performance of Hedge Funds managed by Portfolio Managers of Hedge Funds in which the Master Fund invests or expect to invest may not be construed as an indication of the future results of an investment in the Master Fund. In addition, Portfolio Managers that have no or limited operating history may not have direct experience managing Hedge Funds, including experience with financial, legal or regulatory considerations unique to Hedge Funds, and because there is generally less information available on which to base an opinion of such Portfolio Managers’ investment and management expertise, these types of investments may be subject to greater risk and uncertainty than investments with more experienced Portfolio Managers.

9. Contractual Obligations

The Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown. However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.  Subsequent Events

In connection with the preparation of the financial statements of the Master Fund for the six months ended September 30, 2015, events and transactions subsequent to September 30, 2015 through the date the financial statements were issued have been evaluated by the Master Fund’s management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified, other than the following:

On November 2, 2015, the Board of the Master Fund, upon the recommendation of the Manager, approved a proposal to liquidate the Master Fund and a plan of liquidation for the Master Fund. The Master Fund will be closed to any subscriptions as of December 1, 2015 and will not make any further tender offers to repurchase Shares. Shareholders will receive payment in the amount equal to the net asset value per share of the Master Fund as of March 31, 2016 (the “Valuation Date”). Payment is expected to be made in cash on or about 45 business days after the Valuation Date. These dates may be changed without notice at the discretion of the Board or the Master Fund’s officers.

New York Life Investment Management has agreed to waive management fees for the Master Fund starting December 1, 2015.

Upon the repurchase of all of the outstanding shares of any third-party investors, the Master Fund intends promptly to de-register under the Investment Company Act of 1940, as amended.

30	Private Advisors Alternative Strategies Master Fund

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Private Advisors Alternative Strategies Feeder and Master Fund’s policies and procedures with respect to the voting of proxies; and (2) a record of how the Master Fund voted proxies during the most recent six months ended September 30 is available without charge, upon request, by calling the Master Fund at 1-888-207-6176. This information is also available on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Schedule of Investments

Each of the Private Advisors Alternative Strategies Feeder and Master Fund is required to file its complete Schedule of Investments with the SEC for its first and third fiscal quarters on Form N-Q. The Master Fund’s Form N-Q is available without charge, on the SEC’s website at www.sec.gov or by calling 1-800-SEC-0330. The Master Fund’s Form N-Q may be reviewed and copied by visiting the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

Private Advisors Funds	31

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Other Information

Private Advisors Alternative Strategies Fund

51 Madison Avenue

New York, NY 10010

Trustees

Susan B. Kerley

John Y. Kim

Alan R. Latshaw

Peter Meenan

Richard H. Nolan, Jr.

Richard S. Trutanic

Roman L. Weil

John A. Weisser

Officers

Jack R. Benintende, Treasurer

Kevin M. Bopp, Chief Compliance Officer

Stephen P. Fisher, President

J. Kevin Gao, Secretary

Scott T. Harrington, Vice President

Investment Manager

New York Life Investment Management LLC

51 Madison Avenue

New York, NY 10036

Subadvisor

Private Advisors LLC*

901 East Byrd Street

Suite 1400

Richmond, VA 23219

Administrator, Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Dechert LLP

1900 K Street, NW

Washington, DC 20006

*	An affliate of New York Life Investment Management LLC

Not part of the Semiannual Report

mainstayinvestments.com/privateadvisors

MainStay Investments® is a registered service mark and name under which New York Life Investment Management LLC does business. MainStay Investments, an indirect subsidiary of New York Life Insurance Company, New York, NY 10010, provides investment advisory products and services. The Private Advisors Alternative Strategies Fund and the Private Advisors Alternative Strategies Master Fund are managed by New York Life Investment Management LLC, an indirect subsidiary of New York Life Insurance Company, and are distributed through NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany, NJ 07054, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors LLC is a member of FINRA/SIPC. Private Advisors LLC is an affiliate of New York Life Investment Management LLC and acts as the Funds’ subadvisor.

Investors should consider the Funds’ investment objectives, risks, and charges and expenses carefully before investing. The Prospectuses, which contain this and other information about the Funds, should be read carefully before investing. Your financial advisor can provide you with a copy of the Prospectus for either of the Funds. Please read it carefully before investing. This material is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

1673320 PA024-15	PAAS10f-11/15 NL262

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

The Schedule of Investments is included as part of Item 1 of this report.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)        Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIVATE ADVISORS ALTERNATIVE STRATEGIES FUND

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer
Date: December 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer
Date: December 4, 2015

By:	/s/ Jack R. Benintende
Jack R. Benintende
President and Principal Executive Officer
Treasurer and Principal Financial and Accounting Officer
Date: December 4, 2015

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)	Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.